Loans and Debentures (Schedule of Composition of I.C. Power Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 08, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		8.00%
Short-term loans from banks - Current		$ 317,684	$ 213,417
Loans from Banks and others - Current		123,908	251,803
Loans from Banks and others - Non-Current		627,150	1,903,323
Liabilities in respect of finance leases - Current			6,976
Liabilities in respect of finance leases - Non-Current			88,169
Debentures - Current		6,364	10,617
Debentures - Non-Current		84,758	856,670
Total - Current		447,956	482,813
Total - Non-Current		588,543	2,829,596
Loans from Banks and others Subtotal [Member]
Disclosure of detailed information about borrowings [line items]
Loans from Banks and others - Current		123,908	251,803
Loans from Banks and others - Non-Current		503,242	1,651,520
Finance Lease Liabilities Subtotal [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities in respect of finance leases - Non-Current			81,193
Total Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total - Current		130,272	482,813
Total - Non-Current		$ 588,000	2,589,383
I.C. Power Distribution Holdings - Credit Suisse [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		4.00%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			119,487
I.C. Power Distribution Holdings - Samay Interbank [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		2.90%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			31,945
I.C. Power Distribution Holdings - DEOCSA Various entities [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		4.75%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			18,000
I.C. Power Distribution Holdings - DEORSA Various entities [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		4.75%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			12,000
I.C. Power Distribution Holdings - CDA Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		0.83%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			14,000
I.C. Power Distribution Holdings PQP Banco Industrial Guatemala [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		4.75%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			6,000
I.C. Power Distribution Holdings Cobee Various entities [Member]
Disclosure of detailed information about borrowings [line items]
Currency		BOB
Short-term loans from banks - Current			4,499
I.C. Power Distribution Holdings Cobee Various entities [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		4.20%
Maturity		2016
I.C. Power Distribution Holdings Cobee Various entities [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		5.50%
Maturity		2017
I.C. Power Distribution Holdings Nejapa Scotiabank El Salvador [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		5.50%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			4,200
Empresa Energetica Corinto Ltd - Banco de America Central (BAC) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		5.25%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			1,586
Empresa Energetica Corinto Ltd - Cepp Scotiabank [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		2.40%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			1,000
Empresa Energetica Corinto Ltd - BHD Bank [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		2.53%
Currency		USD
Maturity		2017
Short-term loans from banks - Current			200
Empresa Energetica Corinto Ltd - Surenergy Banco Davivienda [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		DTF
Adjustment to interest rate basis		4.50%
Currency		COP
Maturity		2017
Short-term loans from banks - Current			500
Cerro del Aguila Tranche A [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Currency		USD
Maturity		2024
Loans from Banks and others - Current			15,344
Loans from Banks and others - Non-Current			320,437
Cerro del Aguila Tranche A [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.25%
Cerro del Aguila Tranche A [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		5.50%
Cerro del Aguila Tranche B [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Currency		USD
Maturity		2024
Loans from Banks and others - Current
Loans from Banks and others - Non-Current			180,896
Cerro del Aguila Tranche B [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.25%
Cerro del Aguila Tranche B [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		6.25%
Cerro del Aguila Tranche 1D [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Currency		USD
Maturity		2024
Loans from Banks and others - Current			1,760
Loans from Banks and others - Non-Current			38,697
Cerro del Aguila Tranche 1D [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.75%
Cerro del Aguila Tranche 1D [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.60%
Cerro del Aguila Tranche 2D [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Currency		USD
Maturity		2027
Loans from Banks and others - Current
Loans from Banks and others - Non-Current			21,959
Cerro del Aguila Tranche 2D [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.75%
Cerro del Aguila Tranche 2D [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.60%
Sumitomo /HSBC / Bank of Tokyo [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Currency		USD
Maturity		2021
Loans from Banks and others - Current			5,047
Loans from Banks and others - Non-Current			302,247
Sumitomo /HSBC / Bank of Tokyo [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.125%
Sumitomo /HSBC / Bank of Tokyo [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.625%
Central Cardones Tranche One BCI / Banco Itau [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		1.90%
Currency		USD
Maturity		2021
Loans from Banks and others - Current			3,781
Loans from Banks and others - Non-Current			18,228
Central Cardones Tranche Two BCI / Banco Itau [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		2.75%
Currency		USD
Maturity		2021
Loans from Banks and others - Current
Loans from Banks and others - Non-Current			13,383
Colmito Banco Bice [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		7.90%
Currency		CLP
Maturity		2028
Loans from Banks and others - Current			625
Loans from Banks and others - Non-Current			16,121
Consorcio Eolico Amayo, S.A.(I) Banco Centroamericano de Integracion Economica [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Currency		USD
Maturity		2023
Loans from Banks and others - Current			5,307
Loans from Banks and others - Non-Current			37,376
Consorcio Eolico Amayo, S.A.(I) Banco Centroamericano de Integracion Economica [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		8.45%
Consorcio Eolico Amayo, S.A.(I) Banco Centroamericano de Integracion Economica [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.00%
Consorcio Eolico Amayo (Fase II), S.A. Various entities [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		5.75%
Currency		USD
Maturity		2025
Loans from Banks and others - Current			3,029
Loans from Banks and others - Non-Current			28,250
Consorcio Eolico Amayo (Fase II), S.A. Various entities [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		8.53%
Consorcio Eolico Amayo (Fase II), S.A. Various entities [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		10.76%
Empresa Energetica Corinto, Ltd. Banco de America Central (BAC) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		8.35%
Currency		USD
Maturity		2018
Loans from Banks and others - Current			3,124
Loans from Banks and others - Non-Current			3,402
Tipitapa Power Company, Ltd. Banco de America Central (BAC) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		8.35%
Currency		USD
Maturity		2018
Loans from Banks and others - Current			2,801
Loans from Banks and others - Non-Current			3,328
Jamaica Private Power Company Royal Bank of Canada [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		5.50%
Currency		USD
Maturity		2017
Loans from Banks and others - Current			824
Loans from Banks and others - Non-Current
Burmeister & Wain Scandinavian Contractor A/S [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		3.59%
Currency		USD
Maturity		2018
Loans from Banks and others - Current			338
Loans from Banks and others - Non-Current			233
PQP Banco Industrial [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		4.50%
Currency		USD
Maturity		2021
Loans from Banks and others - Current			2,374
Loans from Banks and others - Non-Current			9,632
Surpetroil S.A.S Banco de Occidente S.A [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		IBR
Adjustment to interest rate basis		5.87%
Currency		COP
Maturity		2018
Loans from Banks and others - Current			504
Loans from Banks and others - Non-Current			375
Surpetroil S.A.S Banco Pichincha [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		DTF
Adjustment to interest rate basis		3.00%
Currency		COP
Maturity		2017
Loans from Banks and others - Current			100
Loans from Banks and others - Non-Current
Kanan Scotiabank [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		3.50%
Currency		USD
Maturity		2021
Loans from Banks and others - Current			46,094
Loans from Banks and others - Non-Current
Overseas Investments Peru Credit Suisse (D) [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Adjustment to interest rate basis		5.00%
Currency		USD
Maturity	May 9, 2019	2017
Loans from Banks and others - Current		$ 99,964	97,274
Loans from Banks and others - Non-Current
Sub total		$ 100,000	97,000
Overseas Investments Peru Credit Suisse (D) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		5.00%
Overseas Investments Peru Credit Suisse (D) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		6.50%
DEORSA Syndicated Loan - various banks [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR
Currency		USD
Loans from Banks and others - Current			10,167
Loans from Banks and others - Non-Current			67,857
DEORSA Syndicated Loan - various banks [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.70%
Maturity		2021
DEORSA Syndicated Loan - various banks [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.75%
Maturity		2025
DEORSA Syndicated Loan - various banks One [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		TAPP
Currency		GTQ
Loans from Banks and others - Current			4,687
Loans from Banks and others - Non-Current			30,653
DEORSA Syndicated Loan - various banks One [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		(5.60%)
Maturity		2021
DEORSA Syndicated Loan - various banks One [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		(6.10%)
Maturity		2025
DEOCSA Syndicated Loan - various banks [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		6.00%
Interest rate basis		LIBOR
Currency		USD
Loans from Banks and others - Current			16,876
Loans from Banks and others - Non-Current			107,488
DEOCSA Syndicated Loan - various banks [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.70%
Maturity		2021
DEOCSA Syndicated Loan - various banks [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.75%
Maturity		2025
DEOCSA Syndicated Loan - various banks One [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		TAPP
Currency		GTQ
Loans from Banks and others - Current			6,215
Loans from Banks and others - Non-Current			43,127
DEOCSA Syndicated Loan - various banks One [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		(5.60%)
Maturity		2021
DEOCSA Syndicated Loan - various banks One [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		(6.10%)
Maturity		2025
RECSA Banco G&T Continental [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		TAPP
Adjustment to interest rate basis		(6.63%)
Currency		GTQ
Maturity		2020
Loans from Banks and others - Current			931
Loans from Banks and others - Non-Current			3,722
OPC Rotem Ltd Lenders Consortium (E) [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Maturity		2031
Loans from Banks and others - Current		$ 23,944	20,290
Loans from Banks and others - Non-Current		$ 463,160	344,240
OPC Rotem Ltd Lenders Consortium (E) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		4.85%
OPC Rotem Ltd Lenders Consortium (E) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		5.36%
Facility B - Amitim and Menora Pension Funds (F) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		7.75%
Currency		NIS
Maturity		2029
Loans from Banks and others - Current			4,311
Loans from Banks and others - Non-Current		$ 40,092	47,425
IC Power Asua Development Ltd Bank Hapoalim New York [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		0.75%
Currency		USD
Maturity		2019
Loans from Banks and others - Current
Loans from Banks and others - Non-Current			12,000
AGS Veolia Energy Israel Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Maturity		2019
Loans from Banks and others - Current
Loans from Banks and others - Non-Current			444
Kallpa Generacion Banco de Credito del Peru [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		7.15%
Currency		USD
Maturity		2023
Liabilities in respect of finance leases - Current			6,624
Liabilities in respect of finance leases - Non-Current			81,193
Surpetroil S.A.S. Banco de Occidente S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		DTF
Adjustment to interest rate basis		3.50%
Currency		COP
Maturity		2017
Liabilities in respect of finance leases - Current			223
Liabilities in respect of finance leases - Non-Current
DEORSA Arrendadora Agromercantil [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		TAPP
Adjustment to interest rate basis		(2.47%)
Currency		GTQ
Maturity		2017
Liabilities in respect of finance leases - Current			129
Liabilities in respect of finance leases - Non-Current
Bonds Cobee III-1B [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		6.50%	6.50%
Currency		USD
Maturity		2017
Debentures - Current			$ 1,750
Debentures - Non-Current
Bonds Cobee III-1C (bolivianos) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		9.00%
Currency		BOB
Maturity		2020
Debentures - Current			1,586
Debentures - Non-Current			4,757
Bonds Cobee III-2 [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		6.75%
Currency		USD
Maturity		2014
Debentures - Current			5,000
Debentures - Non-Current
Bonds Cobee III-3 (bolivianos) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		7.00%
Currency		BOB
Maturity		2022
Debentures - Current
Debentures - Non-Current			6,160
Bonds Cobee IV-1A [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		6.00%
Currency		USD
Maturity		2018
Debentures - Current
Debentures - Non-Current			3,988
Bonds Cobee IV-1B [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		7.00%
Currency		USD
Maturity		2020
Debentures - Current
Debentures - Non-Current			3,980
Bonds Cobee IV-1C (bolivianos) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		7.80%
Currency		BOB
Maturity		2024
Debentures - Current
Debentures - Non-Current			12,030
Cobee Bonds-IV Issuance 3 [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		6.70%
Currency		USD
Maturity		2019
Debentures - Current
Debentures - Non-Current			4,973
Cobee Bonds-IV Issuance 4 (bolivianos) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		7.80%
Currency		BOB
Maturity		2024
Debentures - Current
Debentures - Non-Current			15,039
Cobee Bonds-IV Issuance 5 (bolivianos) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		5.75%
Currency		BOB
Maturity		2026
Debentures - Current			1,950
Debentures - Non-Current			17,697
Inkia Energy Ltd Inkia Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		8.38%
Currency		USD
Maturity		2021
Debentures - Current
Debentures - Non-Current			447,904
Kallpa Generacion Kallpa Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		4.88%
Currency		USD
Maturity		2026
Debentures - Current
Debentures - Non-Current			325,970
Cepp Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		6.00%
Currency		USD
Maturity		2019
Debentures - Current
Debentures - Non-Current			9,945
Cobee Bonds (Premium) [Member]
Disclosure of detailed information about borrowings [line items]
Debentures - Current			331
Debentures - Non-Current			4,227
Cobee Bonds (Premium) [Member] | Currency One [Member]
Disclosure of detailed information about borrowings [line items]
Currency		USD
Cobee Bonds (Premium) [Member] | Currency Two [Member]
Disclosure of detailed information about borrowings [line items]
Currency		BOB
Cobee Bonds (Premium) [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2017
Cobee Bonds (Premium) [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity		2024
OPC Energy Ltd Bonds - Series A (G) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate		4.45%
Currency		NIS
Maturity		2030
Debentures - Current		$ 6,364
Debentures - Non-Current		$ 84,758